14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of reconciliation of income taxes at statutory rates

	2025	2024	2023

Net loss	$ (275,016)	$ (46,630)	$ (56,781)

Expected income tax recovery	$ (74,000)	$ (13,000)	$ (15,000)
Effect of foreign tax rate	27,000	(5,000)	(18,000)
Deductible and non-deductible items	(116,000)	-	(5,000)
Deferred tax assets on acquisition of PorMining	(1,814,000)	-	-
True up of prior year amounts	(101,000)	(1,867,000)	(235,000)
Unrecognized benefit of deferred tax assets	2,708,000	1,885,000	273,000

	$ -	$ -	$ -